Revenue and segmental information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Revenue And Segmental Information
Schedule of products and services

Revenue from continuing operations by product and service as of half year ended December 31, 2023 is as follows:

	Six months ended December 31
(US dollars in thousands)	2023	2022
	unaudited	audited
Electrical products and related services	5,910	7,821
Electric vehicles & related products & services	-	912
Total revenue	5,910	8,733

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Electrical products and related services	13,596	20,958	22,396
Development fees	-	-	185
Vehicle spec conversion	-	789	137
Conversion kits	1,394	301	1,219
Accessories	70	400	38
Total revenues	15,060	22,448	23,975

Schedule of geographical areas

Revenue from continuing operations by geographic location is follows:

	Six months ended December 31
(US dollars in thousands)	2023	2022
Australia	5,910	7,821
Netherlands	-	912
United States	-	-
Total revenue	5,910	8,733

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Australia	13,596	20,958	22,581
Netherlands	1,464	1,490	1,394
United Kingdom	-	-	-
United States	-	-	-
Total revenues	15,060	22,448	23,975

Schedule of operating segments

(Unaudited)
	Continuing operations						Discontinued
Six months ended December 31, 2023 (US dollars in thousands)	Critical Power Services	Electric Vehicles	Solar	SES	Corporate	Total	Critical Power Services	Total
Revenue from contracts with customers	5,910	-	-	-	-	5,910	-	5,910
Costs of sales:
Edenvale extreme weather	-					-		-
Other cost of sales	(5,373)	-	-	-	-	(5,373)	-	(5,373)
Total cost of sales	(5,373)	-	-	-	-	(5,373)	-	(5,373)
Gross profit	537	-	-	-	-	537	-	537
General and administrative expenses	(661)	(748)	(30)	(172)	(2,739)	(4,350)	-	(4,350)
Gain/(loss) on solar development	-	-	-	-	-	-	-	-
Other income / (expenses)	95	-	-	(49)	-	46	-	46
Depreciation and amortization	(364)	(335)	-	(2)	(5)	(706)	-	(706)
Operating loss	(394)	(1,083)	(30)	(223)	(2,744)	(4,473)	-	(4,473)
Restructuring & other non-recurring costs	-	-	(1,261)	-	-	(1,261)	-	(1,261)
Finance income	7	-	-	-	-	7	-	7
Finance expense	(1,894)	(137)	-	(27)	(240)	(2,298)	-	(2,298)
Loss before income tax	(2,281)	(1,220)	(1,291)	(250)	(2,984)	(8,025)	-	(8,025)
Income tax	-	196	-	-	-	196	-	196
Loss for the period	(2,281)	(1,024)	(1,291)	(250)	(2,984)	(7,828)	-	(7,828)

(Unaudited)
	Continuing operations						Discontinued
Six months ended December 31, 2022	Critical Power Services	Electric Vehicles	Solar	SES	Corporate	Total	Critical Power Services	Total
Revenue from contracts with customers	7,821	912	-	-	-	8,733	-	8,733
Costs of sales:
COVID-19 disruption	(3,554)					(3,554)		(3,554)
Other cost of sales	(7,815)	(999)	-	-	-	(8,814)	-	(8,814)
Total cost of sales	(11,369)	(999)	-	-	-	(12,368)	-	(12,368)
Gross loss	(3,548)	(87)	-	-	-	(3,635)	-	(3,635)
General and administrative expenses	(687)	(714)	(136)	(214)	(2,462)	(4,213)	-	(4,213)
Gain/(loss) on solar development	-	-	-	26	-	26	(804)	(778)
Other income	25	275	-	-	-	300	-	300
Depreciation and amortization	(345)	(339)	-	(2)	(5)	(691)	-	(691)
Operating loss	(4,555)	(865)	(136)	(190)	(2,467)	(8,213)	(804)	(9,017)
Restructuring & other non-recurring costs	-	(30)	-	-	(82)	(112)	-	(112)
Finance income	1	-	-	-	-	1	-	1
Finance expense	(2,595)	(36)	(34)	146	52	(2,467)	-	(2,467)
Loss before income tax	(7,149)	(931)	(170)	(44)	(2,497)	(10,791)	(804)	(11,595)
Income tax	-	379	-	-	-	379	-	379
Loss for the period	(7,149)	(552)	(170)	(44)	(2,497)	(10,412)	(804)	(11,216)

Results of operations by reportable segment are as follows:

	Continuing operations						Discontinued operations
Year Ended June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue from contracts with customers	13,596	-	1,464	-	-	15,060	-	15,060
Costs of sales - other	(11,900)	-	(1,572	-	-	(13,472)	-	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(2,154)	-	(108	-	-	(2,262)	-	(2,262)
General and administrative expenses	(1,390)	(297	(1,005	(367	(4,561)	(7,620)	-	(7,620)
Other gains/(losses)	-	-	-	30	-	30	(4,207	(4,177)
Other income	50	69	-	-	-	119	-	119
Depreciation and amortization	(895)	-	(673	(3	(10)	(1,581)	-	(1,581)
Operating loss	(4,389)	(228	(1,786	(340	(4,571)	(11,314)	(4,207	(15,521)
Restructuring and other non-recurring costs	(1)	-	(214	-	(1,869)	(2,084)	-	(2,084)
Finance expense - net	(6,841)	(34	936	(50	(221)	(6,210)	-	(6,210)
Profit/(loss) before income tax	(11,231)	(262	(1,064	(390	(6,661)	(19,608)	(4,207	(23,815)
Income tax	(619)	-	(40	119	-	(540)	-	(540)
Loss for the year	(11,850)	(262	(1,104	(271	(6,661)	(20,148)	(4,207	(24,355)

	Continuing operations						Discontinued operations
Year Ended June 30, 2022 (restated)	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue from contracts with customers	20,958	-	1,490	-	-	22,448	15,168	37,616
Costs of sales - other	(18,804)	-	(1,504)	-	-	(20,308)	(13,842)	(34,150)
Cost of sales - non-recurring events	(1,881)	-	-	-	-	(1,881)	-	(1,881)
Gross profit	273	-	(14)	-	-	259	1,326	1,585
General and administrative expenses	(1,568)	(80)	(2,901)	(1,660)	(7,602)	(13,811)	(1,485)	(15,296)
Gain/(loss) on solar development	103	(139)	-	23	-	(13)	-	(13)
Other income	662	-	-	-	-	662	324	986
Depreciation and amortization	(1,165)	-	(443)	(3)	(9)	(1,620)	(767)	(2,387)
Operating loss	(1,695)	(219)	(3,358)	(1,640)	(7,611)	(14,523)	(602)	(15,125)
Restructuring and other non-recurring costs	45	-	(429)	-	(59)	(443)	-	(443)
Finance expense - net	(7,470)	-	(974)	23	(10)	(8,431)	(172)	(8,603)
Profit/(loss) before income tax	(9,120)	(219)	(4,761)	(1,617)	(7,680)	(23,397)	(774)	(24,171)
Income tax	1,349	-	575	192	(148)	1,968	149	2,117
Loss for the year	(7,771)	(219)	(4,186)	(1,425)	(7,828)	(21,429)	(625)	(22,054)

	Continuing operations						Discontinued operations
Year Ended June 30, 2021	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue	22,396	185	1,394	-	-	23,975	16,436	40,411
Costs of sales - other	(18,322)	-	(1,292)	-	-	(19,614)	(14,470)	(34,084)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-
Gross profit	4,074	185	102	-	-	4,361	1,966	6,327
General and administrative expenses	(1,522)	(1,309)	(1,923)	-	(4,897)	(9,651)	(1,482)	(11,133)
Other gains/(losses)	36	733	-	-	-	769	-	769
Other income	960	-	-	-	-	960	552	1,512
Depreciation and amortization	(1,099)	(4)	(346)	-	(4)	(1,453)	(803)	(2,256)
Operating profit/(loss)	2,449	(395)	(2,167)	-	(4,901)	(5,014)	233	(4,781)
Restructuring and other non-recurring costs	(24)	-	(631)	-	(2,222)	(2,877)	(3)	(2,880)
Finance expense - net	1,824	(24)	(1)	-	(2,073)	(274)	(137)	(411)
Profit/(loss) before income tax	4,249	(419)	(2,799)	-	(9,196)	(8,165)	93	(8,072)
Income tax	(691)	96	733	-	-	138	(24)	114
Loss for the year	3,558	(323)	(2,066)	-	(9,196)	(8,027)	69	(7,958)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746

As at June 30, 2022	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	30,878	22,505	14,202	1,170	903	69,657
Liabilities	(13,452)	(377)	(4,528)	(485)	(29,200)	(48,042)
Net assets/(liabilities)	17,426	22,128	9,673	685	(28,297)	21,615

As at June 30, 2021	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	35,604	24,693	9,027	-	7,188	76,512
Liabilities	(9,442)	(767)	(2,093)	-	(23,792)	(36,094)
Net assets/(liabilities)	26,162	23,926	6,934	-	(16,604)	40,418